Derivative Financial Instruments (Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Credit Derivatives [Line Items]
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	¥ 1,149,000	¥ 780,000
Collateral provided to counterparties in the normal course of business	1,164,000	584,000
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	¥ 0	¥ 196,000